Annual Total Returns - BlackRock GNMA Portfolio (Class K) [BarChart] - Class K - BlackRock GNMA Portfolio - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	7.01%
Annual Return 2012	4.16%
Annual Return 2013	(2.63%)
Annual Return 2014	6.32%
Annual Return 2015	1.05%
Annual Return 2016	1.63%
Annual Return 2017	1.42%
Annual Return 2018	0.51%
Annual Return 2019	6.53%
Annual Return 2020	4.24%